Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Related Party Transactions [Table Text Block]

(In thousands)
Balance at December 31, 2016	$136,551
New loans	17,608
Payments	(22,796)
Other changes	51,626
Balance at December 31, 2017	$182,989
New loans	1,068
Payments	(12,040)
Other changes, including existing loans to new related parties	(38,698)
Balance at December 31, 2018	$133,319
New loans and payments include disbursements and collections from existing lines of credit.

PRLP 2011 Holding, LLC
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2018	December 31, 2017
Equity investment in PRLP 2011 Holdings, LLC	$6,469	$7,199

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Years ended December 31,
(In thousands)	2018	2017	2016
Share of loss from the equity investment in PRLP 2011 Holdings, LLC	$(356)	$(972)	$(502)

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	December 31, 2018	December 31, 2017
Deposits (non-interest bearing)	$(2,566)	$(20)

EVERTEC Inc.
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2018	December 31, 2017
Equity investment in EVERTEC	$60,591	$47,532

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Years ended December 31,
(In thousands)	2018	2017	2016
Share of income from investment in EVERTEC	$13,892	$8,924	$11,796
Share of other changes in EVERTEC's stockholders' equity	1,659	2,659	(573)
Share of EVERTEC's changes in equity recognized in income	$15,551	$11,583	$11,223

Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	Years ended December 31,
(In thousands)	2018	2017	2016	Category
Interest expense on deposits	$(79)	$(44)	$(64)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	33,658	28,136	29,739	Other service fees
Rental income charged to EVERTEC	7,271	6,855	6,995	Net occupancy
Fees on services provided by EVERTEC	(174,048)	(176,971)	(178,524)	Professional fees
Other services provided to EVERTEC	1,059	1,236	1,052	Other operating expenses
Total	$(132,139)	$(140,788)	$(140,802)

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	December 31, 2018	December 31, 2017
Accounts receivable (Other assets)	$6,829	$6,830
Deposits	(28,606)	(22,284)
Accounts payable (Other liabilities)	(3,671)	(2,040)
Net total	$(25,448)	$(17,494)

PR Asset Portfolio 2013-1 International, LLC
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2018	December 31, 2017
Equity investment in PR Asset Portfolio 2013-1 International, LLC	$5,794	$12,874

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Years ended December 31,
(In thousands)	2018	2017	2016
Share of loss from the equity investment in PR Asset Portfolio 2013-1 International, LLC	$(5,073)	$(2,444)	$(2,057)

Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	Years ended December 31,
(In thousands)	2018	2017	2016	Category
Interest income on loan to PR Asset Portfolio 2013-1 International, LLC	$-	$9	$1,011	Interest income
Interest expense on deposits	(12)	(31)	(4)	Interest expense
Total	$(12)	$(22)	1,007

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	December 31, 2018	December 31, 2017
Deposits	$(7,994)	$(10,501)